Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2023
Transactions with related parties,
Schedule of transactions with related parties - condensed consolidated statements of comprehensive income

	Six months ended
	June 30
	2023	2022
Included in voyage expenses (including related party)
Charter hire commissions (a)	$811	$826
Included in general and administrative expenses (including related party)
Executive services fee (c)	$291	$296
Administrative services fee (d)	$60	$60
Management fees-related party
Management fees (a)	$3,168	$3,076

Schedule of transactions with related parties - balance sheet

	Period/Year ended
	June 30,	December 31,
	2023	2022
Assets:
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$74	$836
Executive service charges due to Manager (c)	$176	$135
Administrative service charges due to Manager (e)	$—	$30
Management fees due to Manager (a)	$—	$—
Other Partnership expenses due to Manager (a)	$208	$471
Total liabilities due to related party, current	$458	$1,472